CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
Loss Contingency [Abstract]
Contingencies Disclosure [Text Block]
34.	CONTINGENT LIABILITIES

In the normal course of its business activities, the company is subject to a number of claims and legal actions that may be made by customers, suppliers and others. While the final outcome with respect to actions outstanding or pending as at December 31, 2012 cannot be predicted with certainty, the company believes an adequate provision has been made, or the resolution will not have a material effect on the company’s consolidated financial position, earnings or cash flows. Legal costs incurred in connection with contingent liabilities were expensed as incurred.

(a)	Claim for Certain Post-Retirement Benefits

The Communications, Energy and Paperworkers Union of Canada Locals 1, 76, 592 and 686 (the Locals), representing hourly employees at the company’s Powell River and Port Alberni mills, applied to the Labour Relations Board of B.C. for a declaration that the company is responsible for certain post-retirement medical and extended health benefits for some retired employees who were represented by the Locals and who retired from MacMillan Bloedel Limited (now named Weyerhaeuser Canada Ltd.) prior to the company’s acquisition of Pacifica Papers Inc. which had acquired the Powell River and Port Alberni mills in 1998. The Labour Relations Board declined to rule on the Locals’ application or the company’s defense to the claim on the basis that this matter was a dispute under the collective agreement and, accordingly, a matter to be determined by arbitration. All four Locals subsequently filed grievances claiming that the company was responsible for these post-retirement benefits. The company did not agree with the Locals’ positions and contested the grievances. Local 76’s claim was dismissed by an arbitrator on December 23, 2010. The other three Locals withdrew their claims in 2011 and 2012. These claims are accordingly no longer outstanding.

(b)	Short-term Incentive Plan Benefit Claim

In May 2010, a salaried employee of the company commenced an action against the company in the Supreme Court of B.C. seeking a payment under the company's 2009 Short-term Incentive Plan and damages in connection with the reduction of certain employee benefits announced in November 2009 and certification of the action as a class proceeding on behalf of all salaried employees who were entitled to Short-term Incentive Plan payments and affected by the reduction in benefits. The action was certified as a class proceeding on March 21, 2011, but only on behalf of those employees and former employees who had not provided the company with releases of the claims. Except for nine active employees and twelve employees who have left the company, all remaining salaried employees released the company from liability in respect of these claims or withdrew from the class action. The remaining claims were compromised under the Plan under the CCAA and payment made as unsecured claims in accordance with that process. This claim is accordingly no longer outstanding.